Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	$ 8,922	$ 9,276
Deposits	100,000	100,000
Goodwill	6,580,660	6,553,593	$ 6,580,660
Property and equipment	268,642	362,479
Intangible assets	9,387,325	8,846,311
Canada [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	8,922	9,276
Deposits
Goodwill
Property and equipment		5,087
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits
Deposits	100,000	100,000
Goodwill	6,580,660	6,553,593
Property and equipment	268,642	357,392
Intangible assets	$ 9,387,325	$ 8,846,311